RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Payments for other fees		$ 4
Equitable Affiliates
Related Party Transaction [Line Items]
Revenue from related parties	$ 708	840	$ 724
Equitable Affiliates | Investment management and administrative services provided to EQAT, EQ Premier VIP Trust, 1290 Funds (1)
Related Party Transaction [Line Items]
Revenue from related parties	$ 708	$ 840	$ 724